INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	$ (1,424)	$ (1,286)
Net Income	(102)	(97)
Other Comprehensive Income	(68)	(60)	$ (36)
Other(1)	194	19
Acquisitions (Dispositions)	0	0
Net deferred income tax liabilities, ending balance	(1,400)	(1,424)	(1,286)
Deferred tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	31	31
Net Income	2	0
Other Comprehensive Income	0	0
Other(1)	1	0
Acquisitions (Dispositions)	0	0
Net deferred income tax liabilities, ending balance	34	31	31
Deferred tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	(1,455)	(1,317)
Net Income	(104)	(97)
Other Comprehensive Income	(68)	(60)
Other(1)	193	19
Acquisitions (Dispositions)	0	0
Net deferred income tax liabilities, ending balance	$ (1,434)	$ (1,455)	$ (1,317)